Citi
100 Summer Street, Suite 1500
Boston, MA 02110
May 29, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	RidgeWorth Funds (File Nos. 033-45671 and 811-06557) Filing Pursuant to Rule 485(a)
Ladies and Gentlemen:
As Administrator on behalf of RidgeWorth Funds (the “Trust”), we are filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, Post-effective Amendment No. 79 (the “Amendment”) to the Trust’s registration statement on Form N-1A.
The Amendment reflects the addition of R Shares to certain of the series of the Trust (“Funds”), the addition of Shareholder Servicing Fees to certain of the A and I Shares of the Funds, the renaming of the Life Vision Funds, changes to or clarification of the investment objectives, investment strategies, investment processes and risks with respect to certain series of the Trust.
Please contact me at (617) 824-1428 if you have any questions or comments regarding this filing.
Very truly yours,

/s/ Kerry Reilly

Kerry Reilly
Vice President